Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Domestic and Foreign Pretax Income (Loss) from Continuing Operations

Domestic and foreign pretax income (loss) from continuing operations are as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Domestic	$(138,554)	$(85,050)
Foreign	1,170	595
Total	$(137,384)	$(84,455)

Schedule of Components of Provision for Income Taxes from Continuing Operations

The components of the provision for income taxes from continuing operations are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State and local	680	553
Foreign	176	89
Total current tax expense	856	642
Deferred tax (benefit):
Federal	—	—
State and local	—	—
Foreign	—	—
Total deferred tax (benefit)	—	—
Provision (benefit) for income taxes	$856	$642

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the provision for income taxes from continuing at the statutory rate to the amount reflected in the consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Income taxes at statutory rate	$(28,850)	$(17,736)
State income taxes, net of federal benefit	(9,747)	(14,694)
Foreign Rate Differential	(70)	(36)
Permanent differences	476	1,437
Change in valuation allowance	38,970	32,185
Other	77	(514)
Provision for income taxes	$856	$642

Schedule of Deferred Tax Assets and Liabilities from Continuing Operations

Significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$415,372	$365,841
Warranty Chargeback reserves	2,324	1,634
Stock-based compensation	3,637	2,169
Depreciation	645	—
Lease Liability	2,853	2,677
Unrealized Gains/Losses	795	3,636
Other	4,228	2,213
Total deferred tax assets	429,854	378,170
Less: valuation allowance	(395,293)	(337,871)
Net deferred tax assets	34,561	40,299
Deferred tax liabilities:
Intangible amortization	(26,837)	(33,419)
Depreciation	—	(121)
Repo Expenses	(5,948)	(4,966)
Right of Use Asset	(1,776)	(1,793)
Net deferred tax liabilities	(34,561)	(40,299)
Net deferred income taxes	$—	$—